J.P. Morgan Mortgage Trust 2020-9 ABS-15G

Exhibit 99.20

JPMMT 2020-9 QM Status
Seller:

Deal ID:

Total Loan Count: 1
Loan Number	QM Status	ATR Status
301558096	QM Safe Harbor	ATR Compliant